UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.):  [ ] adds new holdings entries.
                                   [ ] is a restatement.

Institutional Investment Manager Filing this Report:

Name:                Kathryn A. Hall
Address:             One Maritime Plaza, 5th Floor
                     San Francisco, California 94111

13 File Number: 28-14368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Kathryn A. Hall
Title:
Phone:             (415) 288-0544

Signature, Place and Date of Signing

/s/ Kathryn A. Hall              San Francisco, California         3/7/2011
-------------------              -------------------------         --------
[Signature]                      [City, State]                     [Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:   $86,167
                                         (thousands)


List of Other Included Managers:


     None

                                                         FORM 13-F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
     COLUMN 1          COLUMN 2     COLUMN 3   COLUMN 4             COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                      TITLE OF                   VALUE       SHRS OR     SH/   PUT/   INVESTMENT   OTHER
 NAME OF ISSUER        CLASS          CUSIP     (X$1000)     PRN AMT     PRN   CALL   DISCRETION  MANAGER  SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Capitalsource, Inc.     COM         14055X102      1,499     1,228,939   SH               SOLE            1,228,939       0      0
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. Del           COM         364760108     72,768     5,601,875   SH               SOLE            5,601,875       0      0
-----------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc.           COM         366651107     11,010     1,000,000   SH               SOLE            1,000,000       0      0
-----------------------------------------------------------------------------------------------------------------------------------
Fibertower Corp         COM         31567R100        890       456,408   SH               OTHER                   0  456,408     0
-----------------------------------------------------------------------------------------------------------------------------------
